Other Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Lease Incentive Receivable, Current	$ 20	$ 13
Business Combination, Contingent Consideration, Asset, Current	68	8
Derivative Liability, Current	31	12
Other current liabilities
Accounts payable	180	131
Accrual for Taxes Other than Income Taxes, Current	59	44
Other payables	200	236
Total other current liabilities	558	444
Other non-current liabilities
Incentives from lessors (ii)	175	171
Deferred compensation plan liability	102	92
Accounts Payable	156	26
Taxes Payable	20	15
Derivative Liability, Noncurrent	27	9
Other payables	53	76
Total other non-current liabilities	533	389
Total other liabilities	1,091	$ 833
Above Market Leases [Member]
Above market leases acquired non-current	20
Below Market Lease, Acquired	$ 3